Document and Entity Information Document	Jul. 06, 2022
Document Information [Line Items]
Document Type	8-K/A
Document Creation Date	Jul. 06, 2022
Document Period End Date	Jul. 06, 2022
Amendment Flag	true
Amendment Description
Entity Registrant Name	Lesaka Technologies, Inc.
Entity Address, Address Line One	President Place, 4th Floor, Cnr.
Entity Address, Address Line Two	Jan Smuts Avenue and Bolton Road
Entity Address, City or Town	Rosebank, Johannesburg
Entity Address, Country	ZA
Entity Address, Postal Zip Code
Entity Incorporation, State Country Name	FL
City Area Code	11
Region code of country	27
Local Phone Number	343-2000
Entity File Number	000-31203
Entity Central Index Key	0001041514
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-0171860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	LSAK
Security Exchange Name	NASDAQ